Acquisitions, Investments, Dispositions and Assets Held for Sale (Details) - Periodico Digital Sendero, S.A. P.I. de C.V. and subsidiary ("PDS") - MXN ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2019
Disclosure of joint ventures
Proportion of ownership interest in joint venture	50.00%	50.00%	50.00%
Cash consideration of investments accounted for using equity method	$ 42,500	$ 120,000